Capital and financial risk management - Interest rate risk management (Details) - Interest rate risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of debt held as fixed rate	87.00%
Minimum term of fixed rate transaction	6 months	6 months